Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Details
Registrant Name	Avricore Health Inc.
Registrant CIK	0001355736
SEC Form	20-F
Period End date	Dec. 31, 2018
Fiscal Year End	--12-31
Number of common stock shares outstanding	0
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Interactive Data Current	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity File Number	000-51848
Entity Address, Address Line One	810 - 789 West Pender Street
Entity Address, Address Line Two	SUITE 810
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1H2
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false